Debt - Summary of Long-term Debt Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Less: Debt issuance costs, net	$ (320)	$ (396)	$ (549)
Long-term Debt	39,620	47,579	34,629
Less: current maturities of long-term debt	0	6,535	0
Total long-term debt	39,620	41,044	34,629
Loan and security agreement
Debt Instrument [Line Items]
Long-term Debt	39,000	39,000	35,000
Promissory note
Debt Instrument [Line Items]
Long-term Debt		8,293
Paid-in-kind interest
Debt Instrument [Line Items]
Long-term Debt	392	283	69
End of term charge
Debt Instrument [Line Items]
Long-term Debt	$ 548	$ 399	$ 109